SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			*t7ujpkq
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			12-31-2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	February 17, 2008
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		41

Form 13F Information Table Value Total: 		67,580
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 12/31/08

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Aetna Inc.
COM
00817Y108
2,551
89,500
SH

SHARES-DEFINED

89,500
Allegheny Energy Inc.
COM
017361106
3,291
97,200
SH

SHARES-DEFINED

97,200
American Eagle Outfitters Inc.
COM
02553E106
345
36,900
SH

SHARES-DEFINED

36,900
Anadarko Petroleum Corp.
COM
032511107
1,265
32,825
SH

SHARES-DEFINED

32,825
Bank of America
COM
060505104
859
61,000
SH

SHARES-DEFINED

61,000
Blockbuster Inc.
CL B
093679207
478
735,400
SH

SHARES-DEFINED

735,400
Cyberonics Inc.
COM
23251P102
10,330
623,445
SH

SHARES-DEFINED

623,445
Devon Energy Corp.
COM
25179M103
440
6,700
SH

SHARES-DEFINED

6,700
Diana Shipping Inc.
COM
Y2066G104
1,444
113,160
SH

SHARES-DEFINED

113,160
Domtar Corporation
COM
257559104
1,824
1,091,950
SH

SHARES-DEFINED

1,091,950
Dynegy Inc.
CL A
26817G102
1,979
989,350
SH

SHARES-DEFINED

989,350
Gamestop Corp.
CL A
36467W109
238
11,000
SH

SHARES-DEFINED

11,000
Genentech Inc.
COM NEW
368710406
912
11,000
SH

SHARES-DEFINED

11,000
Golar LNG Ltd.
SHS
G9456A100
4,934
729,865
SH

SHARES-DEFINED

729,865
Huntsman Corp.
COM
447011107
374
108,900
SH
CALL
SHARES-DEFINED

108,900
Kaiser Aluminum Corp.
COM PAR $.01
483007704
2,575
114,365
SH

SHARES-DEFINED

114,365
Maguire Properties Inc.
COM
559775101
465
318,700
SH

SHARES-DEFINED

318,700
Microsoft Corp.
COM
594918104
4,986
256,500
SH

SHARES-DEFINED

256,500
Microsoft Corp.
COM
594918104
894
46,000
SH
PUT
SHARES-DEFINED

46,000
Mueller Water Products Inc.
COM SER B
624758207
1,052
124,700
SH

SHARES-DEFINED

124,700
National Oilwell Varco Inc.
COM
637071101
1,367
55,950
SH

SHARES-DEFINED

55,950
Newfield Exploration Co.
COM
651290108
1,114
56,400
SH

SHARES-DEFINED

56,400
Nisource Inc.
COM
65473P105
412
37,600
SH

SHARES-DEFINED

37,600
Noble Corp.
SHS
G65422100
804
36,400
SH

SHARES-DEFINED

36,400
Philip Morris International
COM
718172109
1,756
40,350
SH

SHARES-DEFINED

40,350
Pride International Inc.
COM
74153Q102
1,898
118,800
SH

SHARES-DEFINED

118,800
Regions Financial Corp.
COM
7591EP100
318
40,000
SH

SHARES-DEFINED

40,000
Rohm & Haas Co.
COM
775371107
2,669
43,200
SH
CALL
SHARES-DEFINED

43,200
Rowan Companies Inc.
COM
779382100
1,062
66,800
SH

SHARES-DEFINED

66,800
Tesoro Corp.
COM
881609101
907
68,900
SH

SHARES-DEFINED

68,900
Thermadyne Holdings Corp.
COM PAR $.01
883435307
301
43,843
SH

SHARES-DEFINED

43,843
Time Warner Inc.
COM
887317105
267
26,500
SH

SHARES-DEFINED

26,500
Transocean Inc.
SHS
G90073100
1,669
35,315
SH

SHARES-DEFINED

35,315
Tyco Electronics Ltd.
COM NEW
G9144P105
3,134
193,350
SH

SHARES-DEFINED

193,350
Tyco International Ltd.
COM
G9143X208
1,192
55,200
SH

SHARES-DEFINED

55,200
UnitedHealth Group Inc.
COM
91324P102
3,160
118,800
SH

SHARES-DEFINED

118,800
Valero Energy Corp.
COM
91913Y100
1,017
47,000
SH

SHARES-DEFINED

47,000
ValueClick Inc.
COM
92046N102
137
20,000
SH

SHARES-DEFINED

20,000
Walt Disney Co.
COM
254687106
381
16,800
SH

SHARES-DEFINED

16,800
Wellpoint Inc.
COM
94973V107
2,355
55,900
SH

SHARES-DEFINED

55,900
Western Union Company
COM
959802109
419
29,200
SH

SHARES-DEFINED

29,200